Finance Receivables -- Delinquent Finance Receivables (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Net finance receivables:
Net finance receivables	$ 13,836	$ 15,559
Total delinquent finance receivables	424	454
Current	$ 13,258	14,873
Personal loans
Delinquency by finance receivables type
Threshold period past due for write-off of financing receivable	90 days
Net finance receivables:
Net finance receivables	$ 13,300	13,295
Total delinquent finance receivables	384	348
Current	12,779	12,777
SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	1,703
Total delinquent finance receivables	0	66
Current	0	1,588
Real estate loans
Net finance receivables:
Net finance receivables	517	538
Total delinquent finance receivables	40	39
Current	460	486
Retail Sales Finance
Net finance receivables:
Net finance receivables	19	23
Total delinquent finance receivables	0	1
Current	$ 19	22
Unlikely to be Collected Financing Receivable [Member]
Delinquency by finance receivables type
Threshold period past due for write-off of financing receivable	60 days
60-89 days past due
Net finance receivables:
Net finance receivables	$ 111	172
60-89 days past due | Personal loans
Net finance receivables:
Net finance receivables	105	127
60-89 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	26
60-89 days past due | Real estate loans
Net finance receivables:
Net finance receivables	6	19
60-89 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
90-119 days past due
Net finance receivables:
Net finance receivables	98	116
90-119 days past due | Personal loans
Net finance receivables:
Net finance receivables	93	97
90-119 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	16
90-119 days past due | Real estate loans
Net finance receivables:
Net finance receivables	5	3
90-119 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
120-149 days past due
Net finance receivables:
Net finance receivables	96	73
120-149 days past due | Personal loans
Net finance receivables:
Net finance receivables	93	58
120-149 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	12
120-149 days past due | Real estate loans
Net finance receivables:
Net finance receivables	3	2
120-149 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	1
150-179 days past due
Net finance receivables:
Net finance receivables	91	75
150-179 days past due | Personal loans
Net finance receivables:
Net finance receivables	88	62
150-179 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	11
150-179 days past due | Real estate loans
Net finance receivables:
Net finance receivables	3	2
150-179 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
180 days or more past due
Net finance receivables:
Net finance receivables	28	18
180 days or more past due | Personal loans
Net finance receivables:
Net finance receivables	5	4
180 days or more past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	1
180 days or more past due | Real estate loans
Net finance receivables:
Net finance receivables	23	13
180 days or more past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
30-59 days past due
Net finance receivables:
Net finance receivables	154	232
30-59 days past due | Personal loans
Net finance receivables:
Net finance receivables	137	170
30-59 days past due | SpringCastle Portfolio
Net finance receivables:
Net finance receivables	0	49
30-59 days past due | Real estate loans
Net finance receivables:
Net finance receivables	17	13
30-59 days past due | Retail Sales Finance
Net finance receivables:
Net finance receivables	$ 0	$ 0